ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Statement of Cash Flows (Parenthetical) (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net issuance of stock	¥ 31,791
Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net issuance of stock	¥ 31,791